Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities [Abstract]
Financial Assets
The financial assets and liabilities as of December 31, 2019 and 2018, are summarized as follows:

	2019	2018
Financial assets
Valued at amortized cost
Cash and cash equivalents	$476,714	$278,842
Restricted cash	36,085	39,313
Trade receivables	278,587	179,233
Other accounts receivable	115,443	226,507
Related parties	163,344	207,964
Total current financial assets	$1,070,173	$931,859

Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$139,189	$223,362
Trade payables	262,159	262,090
Accounts payable and accrued expenses	461,889	346,505
Related parties	87,573	18,379
Total short-term portion of the financial debt	950,810	850,336
Long-term financial debt	118,737	392,063
Total financial liabilities	$1,069,547	$1,242,399

Financial Liabilities
The financial assets and liabilities as of December 31, 2019 and 2018, are summarized as follows:

	2019	2018
Financial assets
Valued at amortized cost
Cash and cash equivalents	$476,714	$278,842
Restricted cash	36,085	39,313
Trade receivables	278,587	179,233
Other accounts receivable	115,443	226,507
Related parties	163,344	207,964
Total current financial assets	$1,070,173	$931,859

Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$139,189	$223,362
Trade payables	262,159	262,090
Accounts payable and accrued expenses	461,889	346,505
Related parties	87,573	18,379
Total short-term portion of the financial debt	950,810	850,336
Long-term financial debt	118,737	392,063
Total financial liabilities	$1,069,547	$1,242,399

Information for Financing
The information for financing as of December 31, 2019 and 2018 is summarized as follows:

	2019		2018
	Short-term	Long-term	Short-term	Long-term
Payable in Mexican pesos
Daimler Financial Services México, S. de R.L. de C.V.	$9,504	$9,074	$8,191	$18,579
Recognition of debt and substitution of debtor for $40.9 million at a fixed rate of 12%, with monthly payments of principal and interest and maturing in November 2019.
In order to improve the profile of the schedule of payments, a new debt recognition was formalized on October 11, 2018, in the amount of $28 million at a 12.9% fixed rate, with monthly payments on principal and interest, due October 2021.

2019		2018
Short-term	Long-term	Short-term	Long-term

Banco Autofin México, S.A. Institución de Banca Múltiple	$23,319	$28,478	$23,342	$52,036
Five lines of credit with mortgage surety for $45.8, $34.6, $25.5, $21.6, and $8.4 million at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, maturing September 2021.

On November 26, 2018, a new line of credit was drawn down in the amount of $20 million at a variable rate at 28-day TIIE, plus 550 base points, due November 2023. INPIASA, S.A. de C.V. (a)	1,566	1,044	1,566	2,610
Contract for line of credit, the first for $15.7 million at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, and maturing August 2021.
Banco del Bajío, S.A. (a)	-	-	1,304	-
$8.5 million line of credit at a variable rate of the 28-day TIIE plus 250 points, with monthly payments of principal and interest, and maturing November 2019. On December 2, 2019, the entire line was paid as stipulated in the contract.

HSBC, S.A. (a)	1,629	543	1,629	2,173
$9.77 million line of credit at a variable rate of the 28-day TIIE plus 300 points, with monthly payments of principal and interest, and maturing April 2021.
Banco del Bajío, S.A. (a)	842	-	1,264	842
$9.36 million line of credit at a variable rate of the 28-day TIIE plus 250 points, with monthly payments of principal and interest, and maturing August 2020.
Banco del Bajío, S.A. (a)	23,227	-	-	-
$24.0 million line of credit at a variable rate of the 28-day TIIE plus 600 points, with monthly payments of principal and interest; maturity in March 2020. Interest payable	410	-	264	-
Total financial debt in Mexican pesos	$60,497	$39,139	$37,560	$76,240

2019		2018
Short-term	Long-term	Short-term	Long-term
Payable in US dollars
ACT Maritime, LLC (b)	$15,843	$57,349	$15,330	$81,452
A line of credit at 5 years was contracted in September 2018 in the amount of $5.52 million dollars with a variable Libor rate at 90 days plus 750 points, with quarterly payments of principal and interest, due September 2023. The total credit line that it had with DVB Bank America NV was totally liquidated with the proceeds of this line.

DEG-Deutsche Investitions	-	-	35,382	-
US$8.5 million line of credit with pledge surety at 8.01% fixed rate, with semiannual payments of principal and interest on outstanding balances, with a two-year grace period on the principal and maturing July 2014.

On September 2, 2016, the restructuring of the outstanding balance amounting to $4.1 million dollars by extending the due date up to December 2019, with quarterly payments on principal and interest on the unpaid balance at a variable Libor rate at 90 days plus 550 points for the first 4 quarters, 650 points for the next 4 quarters, 750 points for the net 4 quarters, and finally 900 points for the last 2 quarters.

In order to have a better payment profile, during 2019 the Company was in negotiations with the bank to extend the credit term by 2 years.

Following the negotiations, the Company obtained a discount of 25% of the principal as long as the total debt was settled in December 2019. On December 20, 2019, the entire principal and interest was paid, therefore the line of credit was settled.

Others	56,618	-	88,455	-
Unsecured credits were contracted, each one amounting to $3 million dollars at a fixed rate of 11.25%, with semiannual payments of principal and interest, originally due January 2016.

Both credits were contracted again in January 2017, and $1 million dollars on one of them was paid and both were due in July 2017.

	2019		2018
	Short-term	Long-term	Short-term	Long-term
The payment rescheduling and outstanding balance amounting to $5 million dollars were formalized in July 2017, with a fixed rate of 11.25% with monthly payments on interest and principal, due July 2018.

A new rescheduling of payments and unpaid balance amounting to $4.5 million dollars was formalized in July 2018, with an 11.25% fixed rate with monthly interest payments. The principal amounting to $500 thousand dollars was paid in July 2018, and the balance of $4.5 million dollars is due in July 2019.

In order to improve the amortization profile, the Company continued its negotiations with creditors to define a new amortization schedule. On December 20, 2019, the payment of $ 1.0 million dollars was made. As of the date of issuance of the consolidated financial statements, the Company continues negotiations to improve the payment profile of the remaining loan for $ 3.0 million dollars; interest on outstanding balances continues to be paid monthly.

Hewlett Packard	2,354	9,263	-	-
Two lines of credit for $607.8 dollars and $201.6 dollars, at a fixed rate of 6.84% and 6.13%, monthly payments of principal and interest on unpaid balances and maturing in March and October 2024, respectively.

PNC, Bank, N.A.	3,246	12,986	-	-
Line of credit with collateral for $860 thousand dollars, at a fixed rate of 4.40%, semiannual payments of principal and interest on unpaid balances and maturity in July 2024.
FTAI Subsea 88 Ltd	-	-	14,755	$157,986
US$10.8 million line of credit through financial leasing, at 15.92% fixed rate with monthly payments of principal and interest on outstanding balances and maturing November 2023.

Due to the incident suffered by the vessel in November 2018, the insurer confirmed the total loss of the vessel. In August 2019 and as part of the agreements, the insurer made the full payment of the credit line on behalf of Grupo TMM.

Interest payable	631	-	6,537	-
Total financial debt in US dollars	$78,692	$79,598	$160,459	$239,438

	2019		2018
	Short-term	Long-term	Short-term	Long-term
Payable in euros
B V Scheepswerf Damen Gorinchem	$-	$-	$25,343	$76,385
Opening line of credit amounting to $7.58 million euros (approximating $159.2 million), at a 7.0% fixed rate with semi-annual payments on principal and interest on unpaid balances and due November 2022.

It was entirely liquidated on December 5, 2019.

Total financial debt in euros	$-	$-	$25,343	$76,385
Total financial debt	$139,189	$118,737	$223,362	$392,063

(a)
They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by Almacenadora de Depósito Moderno, S.A. de C.V. (ADEMSA), a related party.

(b)
The total line was prepaid in the original amount of $25 million dollars on May 17, 2018. The Company was awarded an extension of the due date of the second line, which originally amounted to $27.5 million dollars up to September 19, 2018, date on which the line with DVB Bank America, NV was entirely paid. This payment was made with the proceeds of a new line of credit with ACT Maritime, LLC. (subsidiary of Alterna Capital Partners, LLC.) in the amount of $5.52 million dollars at a 5-year term.

Maturity of Long-term Financial Debt
The maturity of the long-term financial debt as of December 31, 2019 and 2018 is as follows:

Maturity	2019	2018
2020	$-	$99,363
2021	57,017	95,243
2022	31,861	72,985
2023	25,427	124,472
2024	4,432	-
	$118,737	$392,063